Inventory (Tables)	6 Months Ended
Jun. 30, 2015
Inventory [Abstract]
Schedule of inventory
	June 30, 2015	December 31, 2014
	(unaudited)
Raw materials	$124,000	$53,000
Work-in-process	—	—
Finished goods	—	—
Less: inventory reserve	—	—
Total inventory	$124,000	$53,000